May 4, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20547

VIA EDGAR TRANSMISSION

Re:	Harbor Funds - Post-Effective Amendment No. 1

Registration Number 333-237459

Ladies and Gentlemen:

Pursuant to Rule 497(j) of Regulation C under the Securities Act of 1933, as amended (“1933 Act”), Harbor Funds (the “Trust”) hereby certifies that:

a.

The form of the Trust’s Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 1 to the Trust’s Information Statement/Registration Statement on Form N-14; and

b.	The text of Post-Effective Amendment No. 1 to the Trust’s Information Statement/Registration Statement on Form N-14 was filed with the Commission via EDGAR (Acc-no. 0001193125-20-126931).

Please do not hesitate to contact me at 312-443-4426 if you have any questions.

Best regards,

/s/Diana R. Podgorny

Diana R. Podgorny
Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Jodie L. Crotteau

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.